PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - Brookfield Renewable and Institutional Partners $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($) MW
102 MW U.S. Distributed Generation Portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity, generation facilities (in MW) | MW	127
Acquisitions through asset acquisitions | $	$ 63
Economic interest held	20.00%
61 MW U.S. Distributed Generation Portfolio
Disclosure of detailed information about property, plant and equipment [line items]
Wind power capacity, generation facilities (in MW) | MW	85
Acquisitions through asset acquisitions | $	$ 51
Economic interest held	25.00%